ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

at December 31	2017	2016
(millions of Canadian $)

Trade payables	2,847	2,443
Fair value of derivative contracts (Note 24)	387	607
Unredeemed shares of Columbia	312	317
Regulatory liabilities (Note 10)	263	178
Other	248	316
	4,057	3,861